Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment

Note 11 — Property and Equipment

Property and equipment, net consisted of the following at December 31:

	2011	2010
Medical equipment	$1,283,726	$1,291,107
Office equipment	73,927	73,927
Manufacturing equipment	262,290	255,685
	1,619,943	1,620,719
Less accumulated depreciation	(641,050)	(295,723)
	$978,893	$1,324,996

Medical equipment, whose accumulated depreciation was approximately $521,000 and $225,000 at December 31, 2011 and 2010, respectively, primarily represents centrifuges that are leased or held for lease.

Depreciation expense was approximately $364,000 and $240,000 for the years ended December 31, 2011 and 2010, respectively. The net book value of property and equipment disposed was $48,000 in 2011 and $62,000 in 2010.